Segment information - Schedule of Operating Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 1,528.2	$ 1,348.4	$ 1,333.8
Operating income	88.8	164.1	124.5
Net interest, finance and other costs	35.0	36.0	48.8
Income before income taxes	53.8	128.1	75.7
Depreciation and amortization expense	128.4	121.7	116.2
Operating segments
Disclosure of operating segments [line items]
Operating income	535.8	508.2	515.1
Depreciation and amortization expense	113.4	105.1	100.4
Corporate expenses
Disclosure of operating segments [line items]
Operating income	(447.0)	(344.1)	(390.6)
Depreciation and amortization expense	15.0	16.6	15.8
DTC
Disclosure of operating segments [line items]
Revenue	1,157.4	998.9	950.7
DTC | Operating segments
Disclosure of operating segments [line items]
Operating income	451.2	408.2	387.1
Depreciation and amortization expense	108.5	100.6	96.5
Wholesale
Disclosure of operating segments [line items]
Revenue	291.2	260.8	312.3
Wholesale | Operating segments
Disclosure of operating segments [line items]
Operating income	83.2	87.3	114.0
Depreciation and amortization expense	3.9	3.6	3.9
Other
Disclosure of operating segments [line items]
Revenue	79.6	88.7	70.8
Other | Operating segments
Disclosure of operating segments [line items]
Operating income	1.4	12.7	14.0
Depreciation and amortization expense	$ 1.0	$ 0.9	$ 0.0